Fair Value Measurements - Changes in Fair Value of Level 3 Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 110	$ 0
Initial fair value of embedded derivative		1,520
(Gain) loss in fair value included in other income (expense, net)	(110)	(1,410)
Ending balance	0	110
Derivative Liability | Embedded Derivative
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	17	0
Initial fair value of embedded derivative		1,520
(Gain) loss in fair value included in other income (expense, net)	(17)	(1,503)
Ending balance	0	17
Warrant Liability | Common Stock and Series A Preferred Stock Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	93	0
Initial fair value of embedded derivative		0
(Gain) loss in fair value included in other income (expense, net)	(93)	93
Ending balance	$ 0	$ 93